Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Other Assets	OTHER ASSETS
Other Assets includes the following:

	As of December 31,
	2024	2023
	MCh$	MCh$
Assets available to be granted under the financial leasing agreements	43,095	20,988
Guarantee deposits (margin accounts) (1)	1,847,101	2,238,900
Gold investments	1121	819
VAT credit	15,305	55,614
Prepaid expenses (2)	84,311	169,603
Valuation adjustments by macro hedge (3)	155,587	160,370
Pension plan assets	969	233
Accounts and notes receivable	209,710	199,746
Brokerage dealer and simultaneous transactions	18,622	33,260
Other cash submitted guarantess	19908	2
In-progress operation	27,009	13,453
Other assets (4)	113,037	153,619
Total	2,535,775	3,046,607
(1)Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
(2)Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass programme, which is consumed on a monthly basis in accordance with the client use of Bank’s transactional products and therefore the Bank assigned the respective LATAM Pass miles (loyalty program managed by LATAM Airlines Group S.A.).
(3)Net assets and liabilities fair value valuation subject to macro hedges. See Note 7.
(4)Other assets mainly include settlement of derivatives and other financial transactions.